Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Option Indexed to Issuer's Equity [Line Items]
Schedule of the summary of the status of the plans and information with respect to the changes in options outstanding

			Weighted
	Options		Average	Aggregate
	Available for Grant	Options Outstanding	Exercise Price	Intrinsic Value

December 31, 2013	195,495	804,505	$1.39	$-
Granted	(272,475)	272,475	0.47	-
Exercised	-	-	-	-
Forfeited	310,640	(310,640)	1.66	-
September 30, 2014	233,660	766,340	$0.95	$-

Exercisable options at September 30, 2013		717,053	$0.91	$-

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2013	455,495	544,505	$1.82
Granted	(260,000)	260,000	0.50
Exercised	-	-	-
Forfeited	-	-	-
December 31, 2013	195,495	804,505	$1.39	$-

Exercisable options at December 31, 2013		710,437	$1.29	$-

Schedule of summary of the information about stock options outstanding

	Options Outstanding			Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$0.40 - 0.53	532,475	2.39	$0.49	513,607	2.40	$0.48
$1.33 - 2.03	122,730	2.25	1.90	122,730	2.25	1.90
$2.06 - 4.34	111,135	6.53	2.16	80,716	6.47	2.16
		122
Total	766,340	2.97	$0.95	717,053	2.83	$0.91

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$0.50	260,000	2.90	$0.50	260,000	2.90	$0.50
$1.33 - 2.03	365,620	1.33	1.65	359,524	1.30	1.64
$2.06 - 4.34	178,885	7.35	2.16	90,913	7.29	2.16

Total	804,505	3.17	$1.39	710,437	2.65	$1.29

Schedule of the summary of fair value using the Black-Scholes option pricing model

	For the Nine Months Ended
	September 30,
	2014	2013
Expected term	1.50 years	N/A
Expected volatility	140.28%	N/A
Dividend yield	0%	N/A
Risk-free interest rate	0.30%	N/A

	For the Nine Months Ended
	September 30,
	2014	2013
Expected term	1.50 years	N/A
Expected volatility	140.28%	N/A
Dividend yield	0%	N/A
Risk-free interest rate	0.30%	N/A